Fair Values - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	$ 3,371,637,567	$ 3,268,713,477
Liabilities	2,762,760,009	2,675,628,185
Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	362,983,582	175,560,434
Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	45,012,228	25,970,900
Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	151,375,750	45,212,824
Fair Value Level 1
Disclosure of fair value measurement of assets [line items]
Total	81,769,438	138,322,263
Fair Value Level 1 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	78,223	147,408
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 1 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 1 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	69,068,417	93,883,324
Fair Value Level 1 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	453,514	4,143,343
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	615	0
Fair Value Level 1 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	930,395	8,240,568
Fair Value Level 1 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	10,559,086	8,652,774
Fair Value Level 1 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	726,983	23,423,855
Fair Value Level 1 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	108,651	125,807
Fair Value Level 2
Disclosure of fair value measurement of assets [line items]
Total	726,517,721	358,603,375
Fair Value Level 2 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	1,694,114	1,387,179
Fair Value Level 2 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets	720,162,015	353,680,977
Fair Value Level 2 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	1,787,485	3,856,905
Fair Value Level 2 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	174,174	0
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	3,327,165	2,429,223
Fair Value Level 2 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	2,760,996	0
Fair Value Level 2 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	0	23,449
Fair Value Level 2 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 2 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3
Disclosure of fair value measurement of assets [line items]
Assets	2,755,106	17,217,114	$ 24,853,255
Total	2,755,106	17,217,114
Fair Value Level 3 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	0	3,365,652	590,305
Fair Value Level 3 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	624,718	658,792	3,404,848
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0	4,754,672
Fair Value Level 3 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	0	10,879,795	0
Fair Value Level 3 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	$ 2,130,388	$ 2,312,875	$ 16,103,430